Prepayments and Other Non-Current Assets	12 Months Ended
Dec. 31, 2022
Prepayments and Other Non-Current Assets [Abstract]
Prepayments and Other Non-Current Assets
13.	Prepayments and other non-current assets

	December 31,
	2021	2022
	RMB	RMB
Prepayments to vendors and content providers	139,968	84,241
Interest receivables	—	10,532
Refundable lease deposits	8,519	7,788
Others	2,400	8,313

Total	150,887	110,874